Shareholders' Equity - Schedule of Stock Options (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2023
Schedule of Stock Options [Abstract]
Number of options, Outstanding, Balance (in Shares)	151,625	132,815
Weighted average exercise price, Balance	$ 9.48	$ 10.37
Weighted average grant date fair value per share, Balance	$ 5.56	$ 6.21
Weighted average remaining contractual term (in years), Balance	7 years 5 months 4 days	8 years 7 months 2 days
Aggregate intrinsic value, Balance (in Dollars)	$ 437	$ 360
Number of options, Vested and expected to vest (in Shares)		86,983
Weighted average exercise price, Vested and expected to vest		$ 10.34
Weighted average grant date fair value per share, Vested and expected to vest		$ 6.19
Weighted average remaining contractual term (in years), Vested and expected to vest		8 years 5 months 12 days
Aggregate intrinsic value, Vested and expected to vest (in Dollars)		$ 238
Number of options, Exercisable (in Shares)		80,313
Weighted average exercise price, Exercisable		$ 10.37
Weighted average grant date fair value per share, Exercisable		$ 6.18
Weighted average remaining contractual term (in years), Exercisable		8 years 5 months 1 day
Aggregate intrinsic value, Exercisable (in Dollars)		$ 217
Number of options, Granted (in Shares)		22,960
Weighted average exercise price, Granted		$ 11.89
Weighted average grant date fair value per share, Granted		$ 6.27
Number of options, Exercised (in Shares)		(41,770)
Weighted average exercise price, Exercised		$ 7.98
Weighted average grant date fair value per share, Exercised		$ 3.87